RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amount of surveys services	$ 900	$ 490
Revenues	$ 6,745	3,336	$ 173
Compass Networks [Member]
Related Party Transaction [Line Items]
Cash consideration		$ 833
Percentage of acquisitions	11.00%	14.00%
Compass Networks [Member] | Fully Diluted Basis [Member]
Related Party Transaction [Line Items]
Percentage of acquisitions	7.00%	11.00%
Rad Bynet [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	$ 2,242	$ 1,856	1,857
Fitel [Member]
Related Party Transaction [Line Items]
Revenues	6,575
Inventories [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	152	78	1,325
Purchase Of Property And Equpment [Member]
Related Party Transaction [Line Items]
Expenses	46	148	224
Purchase Of Property And Equpment [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	46	148	224
Rent And Maintenance [Member]
Related Party Transaction [Line Items]
Expenses	$ 1,936	$ 1,960	$ 1,849